Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments
33.
COMMITMENTS

Cemig and its subsidiaries have contractual obligations and commitments not yet incurred, therefore not recognized in these financial statements, which mainly include the purchase of electricity, as shown in the table below:

	2024	2025	2026	2027	2028	2029 onwards	Total
Purchase of energy from Itaipu	1,096	1,096	1,096	1,096	1,096	20,827	26,307
Purchase of energy – auctions	4,661	4,099	4,218	4,342	4,575	61,220	83,115
Purchase of energy – ‘bilateral contracts’	491	319	99	20	-	-	929
Quotas of Angra 1 and Angra 2	384	383	383	385	386	7,225	9,146
Transport of energy from Itaipu	248	258	266	274	251	4,555	5,852
Other energy purchase contracts	5,431	5,009	4,285	4,071	2,814	25,999	47,609
Physical quota guarantees	834	738	659	581	581	10,699	14,092

Total	13,145	11,902	11,006	10,769	9,703	130,525	187,050

The payment flows for leases, loans and suppliers are presented in Explanatory Notes 18 and 31.